EARNINGS (LOSS) PER SHARE	12 Months Ended
Dec. 31, 2019
Earnings Per Share [Abstract]
EARNINGS (LOSS) PER SHARE

NOTE 13:-EARNINGS (LOSS) PER SHARE

The following table sets forth the computation of basic and diluted net earnings (loss) per share:

	Year ended December 31,
	2019	2018	2017

Numerator for basic and diluted net earnings (loss) per share:

Net income (loss)	$22,566	$11,735	$(7,493)

Weighted average shares outstanding, net of treasury stock:

Denominator for basic net earnings (loss) per share	46,816,899	45,289,296	43,475,844
Effect of dilutive securities:
Employee stock options and RSUs	1,706,221	2,402,572	-

Denominator for diluted net earnings (loss) per share	48,523,120	47,691,868	43,475,844

Basic net earnings (loss) per share	$0.48	$0.26	$(0.17)

Diluted net earnings (loss) per share	$0.47	$0.25	$(0.17)